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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223

                          Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2004 through March 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                    STRATEGIC
                                     INCOME
                                      FUND



                                   Semiannual
                                     Report



                                     3/31/05



                                     [Logo]
                                     PIONEER
                                 Investments(R)


Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                           1

Portfolio Summary                                               2

Prices and Distributions                                        3

Performance Update                                              4

Comparing Ongoing Fund Expenses                                 9

Portfolio Management Discussion                                 11

Schedule of Investments                                         15

Financial Statements                                            36

Notes to Financial Statements                                   45

Factors Considered by the Independent Trustees in
Approving the Management Contract                               53

Trustees, Officers and Service Providers                        58

Programs and Services for Pioneer Shareowners                   59

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 3/31/05
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
U.S. stocks moved higher for much of the first quarter, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from that point on, soaring oil prices and the steady ratcheting up of interest rates overwhelmed sentiment and caused stocks to retrace their gains. The Dow Industrials and the S&P 500 each lost about two-and-a-half percent for the period, while the tech-heavy NASDAQ composite fell over eight percent.

With investors less welcoming of risk, large-capitalization stocks, viewed as more stable, held up better than small- and mid-sized issues. And value stocks were more resilient than growth stocks across all capitalization ranges.

Determined to prevent damaging inflation, the Federal Reserve Board has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk averse; high-yield and other corporate sectors retrenched after a run of stellar performance, while Treasuries and mortgage-backed securities showed small declines. Municipal revenue bonds trended higher against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar meant muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a comfortable pace. And although oil prices and interest rates remain real concerns, Pioneer's global investment experts continue to find what we believe are attractive stocks and bonds for our domestic and international funds.

Expanding your opportunities

The quarter was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve that important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/S/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/05
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                    53.6%
Supranational Bonds                      0.1%
Convertible Corporate Bonds              0.6%
Collateralized Mortgage Obligations      0.8%
Municipal Bonds                          1.9%
Asset Backed Securities                  2.3%
Temporary Cash Investments               3.4%
Foreign Government Bonds                10.9%
U.S. Government Agency Obligations      26.4%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Cash Equivalents                         3.3%
Below BBB                               47.9%
BBB                                     13.7%
A                                        1.3%
AA                                       0.6%
Treasury/Agency                         33.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.   U.S. Treasury Strip, 0%, 2/15/11                                  1.70%
 2.   Norwegian Government, 6.75%, 1/15/07                              1.41
 3.   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                   1.37
 4.   Republic of Columbia, 9.75%, 4/9/11                               1.15
 5.   Federal National Mortgage Association, 6.375%, 8/15/07            1.12
 6.   Government of Sweden, 5.25%, 3/15/11                              1.11
 7.   Federal National Mortgage Association, 5.5%, 2/1/25               1.10
 8.   U.S. Treasury Notes, 5.375%, 2/15/31                              1.04
 9.   Noble Group Ltd., 6.625%, 3/17/15 (144A)                          1.01
10.   Federal National Mortgage Association, 5.5%, 2/1/23               0.96

* This list excludes temporary cash and derivative instruments. The Portfolio is actively managed, and current holdings may be different.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Net Asset Value Per Share
--------------------------------------------------------------------------------

                3/31/05         9/30/04
  Class        ---------       ---------
    A           $10.56          $10.56
    B           $10.41          $10.41
    C           $10.35          $10.36
    R           $10.73          $10.74
    Y           $10.57          $10.57

Distributions Per Share - 10/1/04 - 3/31/05
--------------------------------------------------------------------------------

                 Net
              Investment     Short-Term      Long-Term
                Income     Capital Gains   Capital Gains
  Class      ------------ --------------- --------------
    A           $0.3405      $0.0107         $0.0856
    B           $0.2948      $0.0107         $0.0856
    C           $0.2971      $0.0107         $0.0856
    R           $0.3416      $0.0107         $0.0856
    Y           $0.357       $0.0107         $0.0856

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                             CLASS A SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to that of the Lehman Brothers U.S. Universal Index.


Average Annual Total Returns
(as of March 31, 2005)
                   Net Asset    Public Offering
Period               Value        Price (POP)
Life-of-Class
(4/15/99)             8.39%          7.56%
5 Years              10.27           9.25
1 Year                6.93           2.10

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                       Pioneer Strategic                 Lehman Brothers U.S.
                          Income Fund                      Universal Index
                       -----------------                 --------------------
04/99                      $ 9,550                           $10,000
                             9,432                            10,185
03/01                       10,139                            11,404
                            10,780                            11,988
03/03                       12,312                            13,362
                            14,384                            14,262
03/05                       15,380                            14,498

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                             CLASS B SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.


Average Annual Total Returns
(as of March 31, 2005)
                      If          If
Period               Held      Redeemed
Life-of-Class
(4/15/99)            7.62%       7.62%
5 Years              9.44        9.44
1 Year               6.13        2.14

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                       Pioneer Strategic                 Lehman Brothers U.S.
                          Income Fund                      Universal Index
                       -----------------                 --------------------
04/99                      $10,000                            $10,000
                             9,821                             10,185
03/01                       10,479                             11,404
                            11,079                             11,988
03/03                       12,533                             13,362
                            14,526                             14,262
03/05                       15,417                             14,498

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                             CLASS C SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of March 31, 2005)
                      If          If
Period               Held      Redeemed
Life-of-Class
(4/15/99)            7.60%       7.60%
5 Years              9.40        9.40
1 Year               6.22        6.22

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                       Pioneer Strategic                 Lehman Brothers U.S.
                          Income Fund                      Universal Index
                       -----------------                 --------------------
04/99                      $10,000                             $10,000
                             9,845                              10,185
03/01                       10,481                              11,404
                            11,092                              11,988
03/03                       12,552                              13,362
                            14,525                              14,262
03/05                       15,428                              14,498

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                             CLASS R SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of March 31, 2005)
                      If          If
Period               Held      Redeemed
Life-of-Class
(4/15/99)            8.25%       8.25%
5 Years             10.21       10.21
1 Year               6.61        6.61

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                       Pioneer Strategic                 Lehman Brothers U.S.
                          Income Fund                      Universal Index
                       -----------------                 --------------------
04/99                      $10,000                             $10,000
                             9,830                              10,185
03/01                       10,510                              11,404
                            11,137                              11,988
03/03                       12,641                              13,362
                            14,989                              14,262
03/05                       15,980                              14,498

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                             CLASS Y SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of March 31, 2005)
                      If          If
Period               Held      Redeemed
Life-of-Class
(9/9/04)             8.44%       8.44%
5 Years             10.34       10.34
1 Year               7.23        7.23

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                       Pioneer Strategic                 Lehman Brothers U.S.
                          Income Fund                      Universal Index
                       -----------------                 --------------------
04/99                      $10,000                            $10,000
                             9,874                             10,185
03/01                       10,614                             11,404
                            11,305                             11,988
03/03                       12,889                             13,362
                            15,057                             14,262
03/05                       16,145                             14,498

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------


As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund

Based on actual returns from October 1, 2004 through March 31, 2005

Share Class               A            B            C            R            Y
----------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 10/1/04
Ending Account       $1,041.40    $1,037.50    $1,036.90    $1,039.80    $1,042.90
Value On 3/31/05
Expenses Paid        $    5.50    $    9.61    $    9.30    $    6.61    $    3.57
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.89%, 1.83%, 1.30%, and 0.70%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2004 through March 31, 2005

Share Class               A            B            C            R            Y
----------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 10/1/04
Ending Account       $1,019.55    $1,015.51    $1,015.81    $1,018.45    $1,021.44
Value On 3/31/05
Expenses Paid        $    5.44    $    9.50    $    9.20    $    6.54    $    3.53
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.89%, 1.83%, 1.30%, and 0.70%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05
--------------------------------------------------------------------------------


Prices of most types of bonds declined somewhat during the six months ended March 31, 2005 in a difficult period for fixed-income investing. In many cases, only the coupons paid by the bonds prevented the securities from producing negative total returns. One of the exceptions was in foreign-denominated bonds when their returns were translated back into the U.S. dollar, as the American currency eroded in value in the final quarter of 2004. The following is an interview with Kenneth J. Taubes, who discusses the performance of Pioneer Strategic Income Fund during the six months. Mr. Taubes, head of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.


Q:   How did the Fund perform, Ken?


A: Considering the challenging environment in the bond market, Pioneer Strategic Income Fund performed very well. For the six months ended March 31, 2005, the Fund's Class A shares returned 4.14% at net asset value. During the same six months, the benchmark Lehman U.S. Universal Bond Index had a return of 0.71%, while the average return of the 111 competitive funds in the Lipper multi-sector income category was 3.22%. On March 31, 2005, the 30-day SEC yield of the Fund's Class A shares was 6.04%.


     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Q:   What was the investment environment like during the six months?


A: It was a difficult period, with most major indexes for domestic bonds producing barely positive returns, primarily because income paid by the bonds offset the price loss suffered by many securities. The U.S. Federal Reserve raised the Fed Funds rate, a key short-term lending rate, four times during the six months. In March, the Fed for the first time stated that it was becoming more concerned about the possibility of heightening inflationary pressures. The new inflation warning exacerbated bond market worries

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05                            (continued)
--------------------------------------------------------------------------------

     that the central bank might subsequently raise rates at a less gradual pace. As a result, volatility increased in the final month of the period.


     The volatility most affected higher-grade, interest-rate sensitive securities. Corporate bonds, most notably high-yield securities, and emerging market debt tended to fare better. Throughout the six-month period, the domestic economy grew briskly. Gross domestic product (GDP) grew by an annual rate of 3.8% in the final quarter of 2004, and the growth rate was expected to be even greater for the first quarter of 2005. Corporate profits rose, and credit quality of corporate bonds tended to improve. Economies overseas also grew, especially in the emerging and developing markets in Asia, Latin America and Eastern Europe.


     In currency markets, the euro appreciated against the U.S. dollar in the final three months of 2004, but the dollar recovered somewhat during the first quarter of 2005.


Q:   What were your principal strategies during this period?


A: We continued to emphasize domestic high-yield bonds and emerging-market debt, but we locked in some profits by reducing our positions in those lower-rated securities over the period. However, the areas continued to be a focus as we maintained an emphasis on bonds that could benefit from improving economic conditions. At the end of the six months, below-investment-grade issues still accounted for 47.9% of the portfolio, including 28.5% of Fund holdings in domestic high-yield corporate bonds.


     Average credit quality of the portfolio on March 31, 2005, was BBB, somewhat higher than six months earlier. As we pared back our high-yield and emerging market positions, we added to our holdings in U.S. Treasuries and mortgage-backed securities. Combined, Treasuries and mortgage-backed securities accounted for 33.2% of Fund holdings on March 31, compared to 20.3% six months earlier. The change pushed up the Fund's sensitivity to interest-rate changes, as measured by the portfolio's effective duration, which rose to 4.46 years, as compared with about 4.25 years six months earlier.


     After the euro rose in value in the final quarter of 2004, we reduced our exposure to that currency by initiating more hedging

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


     strategies designed to protect against potential euro decline. We continued to maintain a healthy representation in European investment-grade bonds, however, because we thought they had the potential to outperform domestic bonds apart from the effects related to currency changes. On March 31, international investment- grade debt accounted for 14.8% of assets.


Q: What were some of the investments that most affected performance, either positively or negatively?


A: Our holdings in corporate high-yield bonds, especially in cyclical industries, and in emerging-market debt tended to help performance. Domestic high-yield bonds that contributed significantly included chemical issues, such as Huntsman, Celanese, Lyondell and Resolution Performance. Two strong performers that we sold to take profits as they received attractive takeover offers were Mobilfon, a Romanian wireless services company being purchased by the United Kingdom's Vodafone, and ISI, a waste-management company being acquired by Browning Ferris.


     As we reduced our positions in high-yield corporate bonds, we took profits from strong performers such as TSI Telecom, which provides processing services to wireless services companies; Asbury Auto, which owns a network of automobile dealerships; and Tesoro, a California oil-refining company.


     In Europe, cable television firms that did well were NTL of the United Kingdom, Kabel Deutschland of Germany, and Telenet, a Belgium firm. European cable tends to benefit from less competition from satellite companies than in the United States.


     The most noticeable disappointment was Primus Telecom, a U.S.-based wireless and wire phone company whose profitability was hurt by intense competition. We sold the position.


Q:   What is your investment outlook?


A: We believe that the Federal Reserve may be near the end of its hikes in short-term interest rates, and recent prices of longer-term securities may already reflect the full impact of the Fed's actions. If the central bank has been successful in its rate increases, we are likely to see some slowing of economic growth, which would in turn take pressure off the Fed to raise rates further. That outcome

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05                            (continued)
--------------------------------------------------------------------------------


     would lead to a better environment for higher-quality, high-yield corporate bonds, although we do not necessarily predict significant price appreciation potential.


     We think emerging-market bonds should also be relatively stable, and the economic fundamentals continue to appear strong. However, we have upgraded the quality of our holdings in this sector because of the historic volatility of these types of securities. We anticipate we will have more exposure to the Asian markets than to Latin America.


     With respect to currency, we expect to continue to shift back to the U.S. dollar and to reduce our foreign currency holdings, as we see many factors indicating that the euro may be close to a near term peak in its value.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) is neither guaranteed nor issued by the U.S. Government. These risks may increase share price volatility.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)
--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                           Value
                            CONVERTIBLE CORPORATE BONDS - 0.5%
                            Pharmaceuticals & Biotechnology - 0.0%
                            Biotechnology - 0.0%
  100,000     NR/NR         Cubist Pharmaceuticals, 5.5%, 11/1/08            $     93,000
                                                                             ------------
                            Total Pharmaceuticals & Biotechnology            $     93,000
                                                                             ------------
                            Technology Hardware & Equipment - 0.1%
                            Electronic Manufacturing Services - 0.1%
  575,000     B+/Ba3        SCI Systems, Inc., 3.0%, 3/15/07                 $    554,156
                                                                             ------------
                            Total Technology Hardware & Equipment            $    554,156
                                                                             ------------
                            Semiconductors - 0.4%
                            Semiconductor Equipment - 0.2%
1,230,000     NR/NR         Brooks Automation, Inc., 4.75%, 6/1/08           $  1,200,788
                                                                             ------------
                            Semiconductors - 0.2%
1,800,000     B/B2          International Rectifier Corp., 4.25%, 7/15/07    $  1,793,250
                                                                             ------------
                            Total Semiconductors                             $  2,994,038
                                                                             ------------
                            TOTAL CONVERTIBLE CORPORATE BONDS
                            (Cost $3,360,068)                                $  3,641,194
                                                                             ------------
                            ASSET BACKED SECURITIES - 2.3%
                            Diversified Financials - 1.0%
                            Diversified Financial Services - 1.0%
3,965,944     BBB-/Baa2     PF Export Receivable Master Trust, 6.436%,
                               6/1/15 (144A)                                 $  3,991,208
3,264,024     BBB/Baa2      Power Receivables Finance, 6.29%,
                               1/1/12 (144A)                                    3,358,387
                                                                             ------------
                            Total Diversified Financials                     $  7,349,595
                                                                             ------------
                            Utilities - 1.3%
                            Electric Utilities - 1.3%
3,548,750     BBB-/Baa3     Empresa Electric Guacolda, 8.625%,
                               4/30/13 (144A)                                $  3,901,482
6,196,300     BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                               6/27/17 (144A)                                   6,304,734
                                                                             ------------
                            Total Utilities                                  $ 10,206,216
                                                                             ------------
                            TOTAL ASSET BACKED SECURITIES
                            (Cost $17,318,829)                               $ 17,555,811
                                                                             ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal               S&P/Moody's
Amount                  Ratings
USD ($)                 (unaudited)                                                                 Value
                                      COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
                                      Diversified Financials - 0.8%
                                      Diversified Financial Services - 0.8%
3,535,000               BBB-/Baa2     Tower 2004-1A E, 5.395%, 1/15/34                       $  3,440,120
3,000,000               NR/Ba2        Tower 2004-2A F, 6.376%, 12/15/14                         2,958,296
                                                                                             ------------
                                      Total Diversified Financials                           $  6,398,416
                                                                                             ------------
                                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                      (Cost $6,535,000)                                      $  6,398,416
                                                                                             ------------
                                      CORPORATE BONDS - 52.9%
                                      Energy - 4.9%
                                      Integrated Oil & Gas - 0.3%
2,000,000               BBB-/Baa1     Pemex Project Fdg Mater Trust,
                                         8.625%, 12/1/23 (144A)                              $  2,265,000
                                                                                             ------------
                                      Oil & Gas Drilling - 0.3%
ITL 2,825,000,000       BBB-/Baa2     Petroleos Mexicanos, 7.375%, 8/13/07                   $  2,049,117
                                                                                             ------------
                                      Oil & Gas Equipment & Services - 0.8%
1,865,000               B+/Ba3        Holly Energy Partners LP, 6.25%,
                                         3/1/15 (144A)                                       $  1,790,400
3,250,000               CCC+/Caa1     J Ray McDermott SA, 11%, 12/15/13 (144A)                  3,640,000
  923,000               B/B3          Transmontaigne, Inc., 9.125%, 6/1/10                        978,380
                                                                                             ------------
                                                                                             $  6,408,780
                                                                                             ------------
                                      Oil & Gas Exploration & Production - 3.0%
3,820,000               B-/B3         Baytex Energy, Ltd., 9.625%, 7/15/10                   $  4,049,200
1,710,000               B/B2          Comstock Resources, Inc., 6.875%, 3/1/12                  1,701,450
1,360,000               B-/B3         Delta Petroleum Corp., 7.0%, 4/1/15 (144A)                1,312,400
5,400,000               BB-/Baa3      Gaz Capital SA, 8.625%, 4/28/34 (144A)                    6,007,500
2,580,000               BBB-/NR       Gazprom International SA, 7.201%,
                                         2/1/20 (144A)                                          2,631,600
3,485,000               B+/B2         Stone Energy Corp., 6.75%, 12/15/14                       3,380,450
3,900,000               BBB-/Baa3     Tengizchevroil LLP, 6.124%, 11/15/14 (144A)               3,861,000
                                                                                             ------------
                                                                                             $ 22,943,600
                                                                                             ------------
                                      Oil & Gas Refining Marketing & Transportation - 0.5%
1,700,000               B-/B1         Colorado Interstate Gas, 5.95%,
                                         3/15/15 (144A)                                      $  1,638,717
2,300,000               BB-/Ba2       Semco Energy, Inc., 7.125%, 5/15/08                       2,341,101
                                                                                             ------------
                                                                                             $  3,979,818
                                                                                             ------------
                                      Total Energy                                           $ 37,646,315
                                                                                             ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal              S&P/Moody's
Amount                 Ratings
USD ($)                (unaudited)                                                       Value
                                     Materials - 11.5%
                                     Aluminum - 0.7%
5,435,000              BB/Ba3        Asia Aluminum Holdings, 8.0%,
                                       12/23/11 (144A)                            $  5,217,600
                                                                                  ------------
                                     Commodity Chemicals - 1.0%
2,190,000              B+/B1         Arco Chemical Co., 9.8%, 2/1/20              $  2,474,700
1,380,000              CCC+/B3       Aventine Renewable Energy, 0.0%,
                                       12/15/11 (144A)                               1,400,700
3,770,000              B+/B1         Invista, 9.25%, 5/1/12 (144A)                   4,147,000
                                                                                  ------------
                                                                                  $  8,022,400
                                                                                  ------------
                                     Construction Materials - 1.3%
600,000                NR/NR         Kvaerner AS, 0.0%, 10/30/11                  $    510,000
NOK 49,250,000         NR/NR         Kvaerner AS, 0.0%, 10/30/11                     6,605,210
2,425,000              BB-/B1        Texas Industries, Inc., 10.25%, 6/15/11         2,746,313
                                                                                  ------------
                                                                                  $  9,861,523
                                                                                  ------------
                                     Diversified Chemical - 0.0%
EURO  165,000          B/Caa1        Huntsman International LLC.,
                                       10.125%, 7/1/09                            $    222,937
                                                                                  ------------
                                     Diversified Metals & Mining - 2.2%
1,910,000              B+/B1         Freeport-McMoran Copper & Gold,
                                       6.875%, 2/1/09                             $  1,881,350
  565,000              B+/B1         Freeport-McMoran Copper & Gold,
                                       10.125%, 2/1/10                                 627,150
2,250,000              BBB/Ba1       Kennametal, Inc., 7.2%, 6/15/12                 2,486,304
3,300,000              NR/Ba1        Vale Overseas, Ltd., 8.25%, 1/17/34             3,432,000
3,000,000                            Vale Overseas, Ltd., 9.0%, 8/15/13              3,345,000
4,950,000              BB+/Ba2       Vedenta Resources Plc, 6.625%,
                                       2/22/10 (144A)                                4,752,000
                                                                                  ------------
                                                                                  $ 16,523,804
                                                                                  ------------
                                     Forest Products - 0.7%
4,950,000              BB-/Ba2       Sino Forest Corp., 9.125%, 8/17/11 (144A)    $  5,253,188
                                                                                  ------------
                                     Metal & Glass Containers - 0.8%
1,900,000              B+/NR         Crown Holdings, 10.25%, 3/1/11               $  2,770,307
1,970,000              BB-/B1        Greif Brothers Corp., 8.875%, 8/1/12            2,127,600
1,420,000              B+/B2         Vitro Envases Norteamerica, 10.75%,
                                       7/23/11 (144A)                                1,448,400
                                                                                  ------------
                                                                                  $  6,346,307
                                                                                  ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                            Value
                             Paper Products - 1.1%
3,000,000      BB-/Ba3       Abitibi-Consolidated, Inc., 6.0%, 6/20/13 (b)     $  2,595,000
2,450,000      BB/Ba3        Bowater, Inc., 6.5%, 6/15/13                         2,333,625
3,700,000      B/Caa1        Mercer International, Inc., 9.25%, 2/15/13           3,496,500
                                                                               ------------
                                                                               $  8,425,125
                                                                               ------------
                             Specialty Chemicals - 2.5%
4,025,000      BBB-/Baa3     Basell Finance Co., 8.1%, 3/15/27 (144A)          $  4,080,199
3,070,000      B-/Caa2       Crystal US Holdings, Inc., 10.5%,
                               10/1/14 (144A)                                     2,149,000
2,050,000      BB+/Baa3      Ferro Corp., 7.125%, 4/1/28                          2,044,229
2,405,000      BB+/Baa3      Ferro Corp., 7.625%, 5/1/13                          2,444,531
2,945,000      B-/Caa1       OM Group, Inc., 9.25%, 12/15/11                      3,033,350
  515,000      B-/B3         Rockwood Specialties Group, 7.625%,
                               11/15/14 (144A)                                      675,809
2,510,000      CCC+/B3       Rhodia SA, 8.0%, 6/1/10                              3,253,086
  900,000      CCC+/Caa1     Rhodia SA, 9.25%, 6/1/11                             1,131,452
                                                                               ------------
                                                                               $ 18,811,656
                                                                               ------------
                             Steel - 1.2%
5,490,000      BB-/B1        CSN Islands IX Corp., 10.0%, 1/15/15 (144A)       $  5,654,700
3,170,000      BBB/Ba1       Ispat Inland ULC, 8.35%, Floating Rate Note,
                               4/1/10 (c)                                         3,455,300
                                                                               ------------
                                                                               $  9,110,000
                                                                               ------------
                             Total Materials                                   $ 87,794,540
                                                                               ------------
                             Capital Goods - 3.5%
                             Aerospace & Defense - 0.0%
  400,000      BB+/Ba3       L-3 Communications Corp., 6.125%, 1/15/14         $    394,000
                                                                               ------------
                             Building Products - 0.9%
3,660,000      B-/B3         Builders Firstsource, Inc., Floating Rate Note,
                               2/15/12                                         $  3,605,100
2,895,000      B/B2          Resolution Perform Production, 8.0%,
                               12/15/09                                           3,039,750
  600,000      B-/B3         US Concrete, Inc., 8.375%, 4/1/14                      597,000
                                                                               ------------
                                                                               $  7,241,850
                                                                               ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                          Value
                             Construction, Farm Machinery & Heavy Trucks - 0.5%
2,200,000      B-/B3         American Rock Salt Co., LLC, 9.5%, 3/15/14      $  2,266,000
1,910,000      BB-/Ba3       Navistar Financial Corp., 6.25%,
                               3/1/12 (144A)                                    1,814,500
                                                                             ------------
                                                                             $  4,080,500
                                                                             ------------
                             Construction & Engineering - 0.6%
4,090,000      B+/Ba3        Shaw Group, Inc., 10.75%, 3/15/10 (b)           $  4,437,650
                                                                             ------------
                             Electrical Component & Equipment - 0.3%
2,100,000      BBB-/Ba1      Thomas & Betts Corp., 7.25%, 6/1/13             $  2,230,141
                                                                             ------------
                             Industrial Machinery - 0.2%
1,146,000      B/B3          JLG Industries, Inc., 8.375%, 6/15/12 (b)       $  1,220,490
                                                                             ------------
                             Trading Companies & Distributors - 1.0%
8,000,000      BB+/Ba1       Noble Group, Ltd., 6.625%, 3/17/15 (144A)       $  7,400,000
                                                                             ------------
                             Total Capital Goods                             $ 27,004,631
                                                                             ------------
                             Commercial Services & Supplies - 1.8%
                             Diversified Commercial Services - 1.4%
1,280,000      B-/B3         Cornell Co's, Inc., 10.75%, 7/1/12              $  1,324,800
2,930,000      B-/Caa1       Hydrochem Industrial Service, 9.25%,
                               2/15/13 (144A)                                   2,871,400
3,135,000      CCC+/Caa1     Park-Ohio Industries, Inc., 8.375%,
                               11/15/14 (144A)                                  3,025,275
3,920,000      B+/B2         United Rentals NA, Inc., 7.75%, 11/15/13 (b)       3,802,400
                                                                             ------------
                                                                             $ 11,023,875
                                                                             ------------
                             Environmental Services - 0.4%
2,900,000      B/B3          Clean Harbors, Inc., 11.25%,
                               7/15/12 (144A)                                $  3,233,500
                                                                             ------------
                             Total Commercial Services & Supplies            $ 14,257,375
                                                                             ------------
                             Transportation - 3.5%
                             Air Freight & Couriers - 0.1%
  500,000      BB-/B1        Petroleum Helicopters, 9.375%, 5/1/09           $    531,250
                                                                             ------------
                             Airlines - 1.0%
1,260,000      CCC/Caa2      AMR Corp., 9.0%, 8/1/12 (b)                     $    951,300
  302,000      CCC/Caa2      AMR Corp., 9.0%, 9/15/16                             224,990
1,500,000      CCC/Caa2      AMR Corp., 9.8%, 10/1/21                             982,500
2,246,531      BBB-/Ba2      Continental Airlines, Inc., 6.795%, 8/2/18         1,912,137
2,350,000      B/B3          Continental Airlines, Inc., 7.568%, 12/1/06        1,870,851

The accompanying notes are an integral part of these financial statements.   19

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                           Value
                            Airlines (continued)
  225,000     CCC+/Caa1     Northwest Airlines, Inc., 8.7%, 3/15/07          $    163,125
1,200,000     CCC+/Caa1     Northwest Airlines, Inc., 9.875%, 3/15/07 (b)         894,000
1,000,000     CCC+/Caa1     Northwest Airlines, Inc., 10.0%, 2/1/09 (b)           625,000
                                                                             ------------
                                                                             $  7,623,903
                                                                             ------------
                            Airport Services - 0.1%
  835,000     B-/Caa1       K&F Acquisition, Inc., 7.75%,
                               11/15/14 (144A)                               $    816,213
                                                                             ------------
                            Marine - 1.5%
1,200,000     CCC+/B3       Horizon Lines LLC., 9.0%, 11/1/12 (144A)         $  1,278,000
4,975,000     B/B2          Ship Finance International, Ltd., 8.5%,
                               12/15/13                                         4,925,250
6,185,000     BB-/Ba3       Stena AB, 7.0%, 12/1/16                             5,721,125
                                                                             ------------
                                                                             $ 11,924,375
                                                                             ------------
                            Railroads - 0.4%
    3,100     CCC+/B3       Atlantic Express Transport, 12.25%, 4/15/08      $  2,948,875
                                                                             ------------
                            Transportation - 0.1%
  530,000     B/B2          TFM SA De CV, 10.25%, 6/15/07                    $    561,800
                                                                             ------------
                            Trucking - 0.3%
2,010,000     B-/B3         Trailer Bridge, Inc., 9.25%, 11/15/11 (144A)     $  2,072,813
                                                                             ------------
                            Total Transportation                             $ 26,479,229
                                                                             ------------
                            Automobiles & Components - 1.5%
                            Auto Parts & Equipment - 0.8%
2,480,000     B-/B3         Tenneco Automotive, Inc., 8.625%,
                               11/15/14 (144A)                               $  2,418,000
3,750,000     B+/Ba2        Sun Sage BV, 8.25%, 3/26/09 (144A)                  3,900,000
                                                                             ------------
                                                                             $  6,318,000
                                                                             ------------
                            Automobile Manufacturers - 0.7%
5,230,000     BBB-/A3       Ford Motor Credit Co., 5.7%, 1/15/10             $  4,926,430
                                                                             ------------
                            Total Automobiles & Components                   $ 11,244,430
                                                                             ------------
                            Consumer Durables & Apparel - 0.8%
                            Homebuilding - 0.8%
1,199,000     BB-/Ba3       Meritage Homes Corp., 6.25%,
                               3/15/15 (144A)                                $  1,127,060
5,515,000     B+/Ba3        WCI Communities, Inc., 6.625%,
                               3/15/15 (144A)                                   5,239,250
                                                                             ------------
                            Total Consumer Durables & Apparel                $  6,366,310
                                                                             ------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                       Value
                             Hotels, Restaurants & Leisure - 0.1%
                             Casinos & Gaming - 0.1%
1,050,000      B+/B1         Turning Stone, 9.125%, 12/15/10 (144A)       $  1,090,688
                                                                          ------------
                             Total Hotels, Restaurants & Leisure          $  1,090,688
                                                                          ------------
                             Media - 1.4%
                             Broadcasting & Cable Television - 1.4%
3,282,000      B+/B2         Innova S De R.L., 9.375%, 9/19/13            $  3,634,815
1,850,000      B-/B2         Kabel Deutschland GMBH, 10.625%, 7/1/14         2,044,250
  650,000      B-/B2         Kabel Deutschland, 10.75%, 7/1/14 (144A)          975,116
2,690,000      B-/B3         NTL Cable Plc, 8.75%, 4/15/14 (144A)            3,730,422
                                                                          ------------
                             Total Media                                  $ 10,384,603
                                                                          ------------
                             Retailing - 0.4%
                             Specialty Stores - 0.4%
  504,000      B/B3          Pep Boys-Manny Moe Jack, 7.5%, 12/15/14      $    483,840
1,445,000      BB/Ba2        Toys R Us, 7.375%, 10/15/18                     1,206,575
1,750,000      BB/Ba3        Toys R Us, 7.875%, 4/15/13 (b)                  1,561,875
                                                                          ------------
                             Total Retailing                              $  3,252,290
                                                                          ------------
                             Food & Drug Retailing - 0.5%
                             Drug Retail - 0.5%
1,670,000      B-/B2         Duane Reade, Inc., 7.02%, 12/15/10 (144A)    $  1,686,700
2,575,000      CCC+/Caa1     Duane Reade, Inc., 9.75%, 8/1/11 (b)            2,266,000
                                                                          ------------
                             Total Food & Drug Retailing                  $  3,952,700
                                                                          ------------
                             Food, Beverage & Tobacco - 0.8%
                             Brewers - 0.7%
2,674,000      B-/B3         Argentine Beverages, 7.375%,
                               3/22/12 (144A)                             $  2,607,150
2,530,000      BBB-/Baa3     Cia Brasileira de Bebida, 8.75%, 9/15/13        2,896,850
                                                                          ------------
                                                                          $  5,504,000
                                                                          ------------
                             Soft Drinks - 0.1%
  535,000      BBB-/Baa3     Cia Brasileira de Bebida, 10.5%, 12/15/11    $    647,350
                                                                          ------------
                             Total Food, Beverage & Tobacco               $  6,151,350
                                                                          ------------
                             Health Care Equipment & Services - 2.1%
                             Health Care Distributors - 0.4%
3,025,000      BB+/Ba2       Omnicare, Inc., 6.125%, 6/1/13               $  2,941,813
                                                                          ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal             S&P/Moody's
Amount                Ratings
USD ($)               (unaudited)                                                         Value
                                    Health Care Facilities - 1.0%
4,685,000             BB+/Ba2       HCA, Inc., 6.3%, 10/1/12                       $  4,680,531
3,150,000             BB-/B1        Stewart Enterprises, 6.25%, 2/15/13 (144A)        3,055,500
                                                                                   ------------
                                                                                   $  7,736,031
                                                                                   ------------
                                    Health Care Services - 0.5%
3,615,000             CCC+/Caa1     Rural/Metro Corp., 9.875%, 3/15/15 (144A)      $  3,714,413
                                                                                   ------------
                                    Health Care Supplies - 0.1%
  535,000             B-/Caa1       Inverness Medical Innovation,
                                      8.75%, 2/15/12                               $    543,025
                                                                                   ------------
                                    Managed Health Care - 0.1%
1,080,000             BBB-/Ba1      Coventry Health Care, Inc., 5.875%,
                                      1/15/12 (144A)                               $  1,080,000
                                                                                   ------------
                                    Total Health Care Equipment & Services         $ 16,015,282
                                                                                   ------------
                                    Pharmaceuticals & Biotechnology - 0.9%
                                    Pharmaceuticals - 0.9%
3,500,000             BB/Ba1        Mayne Group, Ltd., 5.875%, 12/1/11 (144A)      $  3,430,000
3,430,000             CCC+/Caa1     Warner Chilcott Corp. 8.75%, 2/1/15 (144A)        3,447,150
                                                                                   ------------
                                    Total Pharmaceuticals & Biotechnology          $  6,877,150
                                                                                   ------------
                                    Banks - 0.9%
                                    Diversified Banks - 0.9%
2,850,000             B+/Baa2       Halyk Savings Bank, 8.125%, 10/7/09 (144A)     $  2,914,125
NOK   4,779           AA/Aa2        Nykredit, 6.0%, 10/1/29                                 864
NOK   196,808         AA/Aa2        Nykredit, 7.0%, 10/1/32                              36,356
  210,000             BBB+/A1       Skandinaviska Enskilda Bank, 8.125%,
                                      9/6/49 (144A)                                     221,015
3,470,000             NR/Baa2       Turanalem Finance BV, 8.5%, 2/10/15 (144A)        3,409,275
                                                                                   ------------
                                    Total Banks                                    $  6,581,635
                                                                                   ------------
                                    Diversified Financials - 4.2%
                                    Consumer Finance - 0.6%
4,559,000                           SLM Corp., Floating Rate Note, 7/25/14         $  4,470,191
                                                                                   ------------
                                    Investment Banking & Brokerage - 1.6%
4,575,000             B+/B1         E*Trade Financial Corp., 8.0%, 6/15/11         $  4,712,250
5,930,000             B/B3          Refco Finance Holdings, 9.0%, 8/1/12 (144A)       6,285,800
1,000,000             B/B           Sistema Finance SA, 10.25%, 4/14/08               1,068,400
                                                                                   ------------
                                                                                   $ 12,066,450
                                                                                   ------------

22    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                           Value
                             Diversified Financial Services - 1.7%
3,800,000      BBB-/Baa3     Bombardier Capital, Inc., 7.09%, 3/30/07         $  3,809,500
2,600,000      B/B3          Dollar Financial Group, 9.75%, 11/15/11             2,769,000
6,925,000      BBB-/Baa3     Glencore Funding LLC, 6.0%, 4/15/14 (144A)          6,585,640
                                                                              ------------
                                                                              $ 13,164,140
                                                                              ------------
                             Specialized Finance - 0.3%
2,075,000      B+/Ba3        Magnachip Semiconductor, Floating Rate Note,
                               12/15/11                                       $  2,126,875
                                                                              ------------
                             Total Diversified Financials                     $ 31,827,656
                                                                              ------------
                             Insurance - 3.6%
                             Life & Health Insurance - 1.1%
5,500,000      B+/B2         Presidential Life Corp., 7.875%, 2/15/09         $  5,500,000
3,125,000      BB+/Ba1       Provident Co., Inc., 7.0%, 7/15/18                  3,201,728
                                                                              ------------
                                                                              $  8,701,728
                                                                              ------------
                             Multi-Line Insurance - 0.6%
4,536,000      BB+/Ba1       Allmerica Financial Corp., 7.625%, 10/15/25      $  4,859,734
                                                                              ------------
                             Property & Casualty Insurance - 1.3%
4,400,000      BBB-/NR       Kingsway America, Inc., 7.5%, 2/1/14             $  4,513,278
5,150,000      BB/Baa3       Ohio Casualty Corp., 7.3%, 6/15/14                  5,504,618
                                                                              ------------
                                                                              $ 10,017,896
                                                                              ------------
                             Reinsurance - 0.6%
4,100,000      BBB-/Baa3     Odyssey Re Holdings, 7.65%, 11/1/13              $  4,447,901
                                                                              ------------
                             Total Insurance                                  $ 28,027,259
                                                                              ------------
                             Real Estate - 2.3%
                             Real Estate Management & Development - 0.2%
1,790,000      BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15          $  1,910,825
                                                                              ------------
                             Real Estate Investment Trusts - 2.1%
2,310,000      B+/B3         BF Saul Real Estate Investment Trust,
                               7.5%, 3/1/14                                   $  2,396,625
1,000,000      B/B1          Crescent Real Estate, 7.5%, 9/15/07                 1,032,500
  690,000      B+/B1         Crescent Real Estate, 9.25%, 4/15/09                  748,650
2,000,000      BBB-/Baa3     Hospitality Properties Trust, 6.75%, 2/15/13        2,146,634
4,663,000      B+/Ba3        Host Marriot LP, 6.375%, 3/15/15 (144A)             4,406,535
  500,000      CCC+/B2       Meristar Hospitality Operations Finance Corp.,
                               9.0%, 1/15/08                                       517,500

The accompanying notes are an integral part of these financial statements.   23

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                        Value
                             Real Estate Investment Trusts (continued)
4,600,000      B+/B1         Trustreet Properties, Inc., 7.5%,
                               4/1/15 (144A)                               $  4,577,000
                                                                           ------------
                                                                           $ 15,825,444
                                                                           ------------
                             Total Real Estate                             $ 17,736,269
                                                                           ------------
                             Software & Services - 0.7%
                             Application Software - 0.2%
1,500,000      B-/B3         Riverdeep Group, Ltd., 9.25%,
                               4/15/11 (144A)                              $  2,041,279
                                                                           ------------
                             Internet Software & Services - 0.5%
3,800,000      BB/Ba2        Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)      $  3,678,609
                                                                           ------------
                             Total Software & Services                     $  5,719,888
                                                                           ------------
                             Technology Hardware & Equipment - 0.8%
                             Communications Equipment - 0.4%
2,500,000      BB+/Ba2       Corning, Inc., 5.9%, 3/15/14                  $  2,492,005
  450,000      BB+/Ba2       Corning, Inc., 6.3%, 3/1/09                        463,614
                                                                           ------------
                                                                           $  2,955,620
                                                                           ------------
                             Electronic Equipment & Instruments - 0.1%
  400,000      B/B2          General Cable Corp, 9.5%, 11/15/10            $    440,000
                                                                           ------------
                             Electronic Manufacturing Services - 0.2%
1,940,000      B/B1          Sanmina-Sci Corp., 6.75%, 3/1/13 (144A)       $  1,818,750
                                                                           ------------
                             Technology Distributors - 0.1%
  558,000      BB+/Ba1       Anixter International Corp., 5.95%, 3/1/15    $    551,156
                                                                           ------------
                             Total Technology Hardware & Equipment         $  5,765,526
                                                                           ------------
                             Telecommunication Services - 3.9%
                             Integrated Telecommunication Services - 1.2%
4,200,000      B+/B2         GCI, Inc., 7.25%, 2/15/14                     $  4,074,000
4,300,000      NR/Baa3       Tele Norte Leste Participacoes, 8.0%,
                               12/18/13                                       4,278,500
1,600,000      B/B3          Zeus Special Sub, Ltd., Floating Rate Note,
                               2/1/15 (144A)                                  1,012,000
                                                                           ------------
                                                                           $  9,364,500
                                                                           ------------
                             Wireless Telecommunication Services - 2.7%
  500,000      CCC+/Caa1     Alamosa Delaware, 8.5%, 01/31/12              $    518,125
2,400,000      B-/B2         Inmarsat Finance Plc, 7.625%, 6/3/12             2,388,000

24    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                            Value
                            Wireless Telecommunication Services (continued)
  570,000     CCC+/B3       Iwo Escrow Co., Floating Rate Note,
                               1/15/12 (144A)                                 $    581,400
2,635,000     CCC/B3        MetroPCS, Inc., 10.75%, 10/1/11 (144A)               2,687,700
2,200,000     BB-/Ba3       Mobile Telesystems Finance, 8.375%,
                               10/14/10 (144A)                                   2,253,921
1,270,000     BB-/Ba3       Mobile Telesystems Finance, 9.75%,
                               1/30/08 (144A)                                    1,352,550
2,700,000     CCC/Caa1      Ubiquitel Operating Co., 9.875%, 3/1/11              2,976,750
3,050,000     BB/Ba3        Rogers Cantel, Inc., 10.5%, 6/1/06                   2,688,546
5,750,000     BB/Ba2        Rogers Wireless, Inc., 7.625%, 12/15/11              4,942,353
                                                                              ------------
                                                                              $ 20,389,345
                                                                              ------------
                            Total Telecommunication Services                  $ 29,753,845
                                                                              ------------
                            Utilities - 2.8%
                            Electric Utilities - 2.3%
4,950,000     NR/NR         Juniper Generation, 6.79%, 12/31/14 (144A)        $  4,836,200
3,775,000     BBB-/Baa3     Kiowa Power Partners LLC, 5.737%,
                               3/30/21 (144A)                                    3,694,102
3,250,000     BB-/Ba2       MSW Energy Holdings, 7.375%, 9/1/10                  3,298,750
5,884,120     NR/NR         Ormat Funding Corp., 8.25%, 12/30/20                 5,913,540
                                                                              ------------
                                                                              $ 17,742,592
                                                                              ------------
                            Multi-Utilities & Unregulated Power - 0.4%
3,500,000     B+/B1         Reliant Energy, Inc., 6.75%, 12/15/14             $  3,290,000
                                                                              ------------
                            Water Utilities - 0.1%
  364,000     B-/B3         National Waterworks Co., 10.5%, 12/1/12           $    404,950
                                                                              ------------
                            Total Utilities                                   $ 21,437,542
                                                                              ------------
                            TOTAL CORPORATE BONDS
                            (Cost $397,382,549)                               $405,366,513
                                                                              ------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                                       Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.0%
               Government - 26.0%
  336,974      Federal Gold Loan Mortgage Corp., 5.5%, 10/1/16         $    344,248
3,306,532      Federal Gold Loan Mortgage Corp., 6.0%, 6/1/17             3,416,954
1,253,452      Federal Gold Loan Mortgage Corp., 6.0%, 1/1/34             1,283,283
  740,312      Federal Home Loan Bank, 5.0%, 11/1/34                        724,817
  300,769      Federal Home Loan Mortgage Corp., 5.5%, 4/1/33               302,312
  533,384      Federal Home Loan Mortgage Corp., 5.5%, 5/1/33               535,750
9,976,930      Federal Home Loan Mortgage Corp., 5.5%, 11/1/34           10,015,671
1,088,954      Federal Home Loan Mortgage Corp., 5.5%, 1/1/35             1,092,508
  763,889      Federal Home Loan Mortgage Corp., 6.0%, 1/1/33               782,535
  139,088      Federal Home Loan Mortgage Corp., 6.0%, 2/1/33               142,538
  529,659      Federal Home Loan Mortgage Corp., 6.0%, 3/1/33               542,420
  683,284      Federal Home Loan Mortgage Corp., 6.0%, 9/1/33               699,539
5,484,588      Federal Home Loan Mortgage Corp., 6.0%, 1/1/34             5,615,112
2,660,724      Federal Home Loan Mortgage Corp., 6.0%, 8/1/34             2,724,047
   34,469      Federal Home Loan Mortgage Corp., 6.5%, 9/1/32                35,824
1,648,318      Federal Home Loan Mortgage Corp., 6.5%, 10/1/33            1,718,947
   93,824      Federal Home Loan Mortgage Corp., 6.5%, 11/1/33               97,378
2,517,823      Federal National Mortgage Association, 4.5%, 3/1/35        2,390,832
3,468,138      Federal National Mortgage Association, 5.0%, 2/1/20        3,468,544
   24,076      Federal National Mortgage Association, 5.0%, 3/1/32           25,032
1,663,904      Federal National Mortgage Association, 5.5%, 12/1/17       1,697,448
3,085,144      Federal National Mortgage Association, 5.5%, 3/1/18        3,147,461
1,152,742      Federal National Mortgage Association, 5.5%, 12/1/18       1,176,026
1,460,469      Federal National Mortgage Association, 5.5%, 4/1/19        1,489,796
6,938,400      Federal National Mortgage Association, 5.5%, 2/1/23        7,011,239
7,969,210      Federal National Mortgage Association, 5.5%, 2/1/25        8,044,423
  267,367      Federal National Mortgage Association, 5.5%, 2/1/33          267,864
  471,326      Federal National Mortgage Association, 5.5%, 5/1/33          472,886
  323,831      Federal National Mortgage Association, 5.5%, 6/1/33          324,903
  701,911      Federal National Mortgage Association, 5.5%, 7/1/33          704,235
1,813,784      Federal National Mortgage Association, 6.0%, 6/1/16        1,874,123
  970,621      Federal National Mortgage Association, 6.0%, 7/1/17        1,002,959
   26,051      Federal National Mortgage Association, 6.0%, 2/1/32           26,663

26    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                                        Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
    48,803     Federal National Mortgage Association, 6.0%, 10/1/32     $     49,948
   363,021     Federal National Mortgage Association, 6.0%, 11/1/32          371,538
 1,672,563     Federal National Mortgage Association, 6.0%, 12/1/32        1,711,806
   183,388     Federal National Mortgage Association, 6.0%,  1/1/33          187,691
   104,266     Federal National Mortgage Association, 6.0%,  2/1/33          106,712
   185,934     Federal National Mortgage Association, 6.0%,  3/1/33          190,297
   809,314     Federal National Mortgage Association, 6.0%,  5/1/33          827,456
   429,021     Federal National Mortgage Association, 6.0%, 11/1/33          438,638
 2,495,169     Federal National Mortgage Association, 6.0%, 12/1/33        2,551,103
10,500,000     Federal National Mortgage Association, 6.375%,
                  8/15/07                                                  8,179,432
 1,514,887     Federal National Mortgage Association, 6.5%, 12/1/21        1,579,459
     2,164     Federal National Mortgage Association, 6.5%, 4/1/29             2,253
    44,857     Federal National Mortgage Association, 6.5%, 5/1/31            46,655
     2,966     Federal National Mortgage Association, 6.5%, 6/1/31             3,085
    10,474     Federal National Mortgage Association, 6.5%, 7/1/31            10,899
    15,272     Federal National Mortgage Association, 6.5%, 2/1/32            15,884
    45,609     Federal National Mortgage Association, 6.5%, 8/1/32            47,437
 2,320,178     Federal National Mortgage Association, 6.5%, 9/1/32         2,412,275
    82,896     Federal National Mortgage Association, 6.5%, 10/1/32           86,186
    55,210     Federal National Mortgage Association, 6.5%, 11/1/32           57,402
    11,884     Federal National Mortgage Association, 7.0%, 5/1/28            12,549
     3,345     Federal National Mortgage Association, 7.0%, 2/1/29             3,532
     4,383     Federal National Mortgage Association, 7.0%, 12/1/30            4,625
    20,753     Federal National Mortgage Association, 7.0%, 7/1/31            21,896
     5,661     Federal National Mortgage Association, 7.5%, 1/1/28             6,078
     1,589     Federal National Mortgage Association, 7.5%, 6/1/30             1,700
 1,213,347     Freddie Mac, 5.0%, 5/1/34                                   1,187,951

The accompanying notes are an integral part of these financial statements.   27

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                            Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
  633,555      Government National Mortgage Association,
                  5.0%, 11/15/16                               $    641,474
2,571,109      Government National Mortgage Association,
                  5.0%, 10/15/18                                  2,599,946
   64,537      Government National Mortgage Association,
                  5.0%, 5/15/34                                      63,737
  940,832      Government National Mortgage Association,
                  5.0%, 2/15/35                                     929,021
2,994,632      Government National Mortgage Association,
                  5.0%, 3/15/35                                   2,957,037
  213,679      Government National Mortgage Association,
                  5.5%, 3/15/17                                     219,855
   49,645      Government National Mortgage Association,
                  5.5%, 12/15/18                                     51,072
  647,902      Government National Mortgage Association,
                  5.5%, 8/15/19                                     666,360
6,308,717      Government National Mortgage Association,
                  5.5%, 9/15/19                                   6,488,445
3,171,921      Government National Mortgage Association,
                  5.5%, 10/15/19                                  3,262,286
1,084,729      Government National Mortgage Association,
                  5.5%, 7/15/33                                   1,095,860
2,541,159      Government National Mortgage Association,
                  5.5%, 1/15/34                                   2,566,558
1,545,181      Government National Mortgage Association,
                  5.5%, 3/20/34                                   1,558,693
3,338,387      Government National Mortgage Association,
                  5.5%, 4/20/34                                   3,367,582
2,532,732      Government National Mortgage Association,
                  5.5%, 7/15/34                                   2,558,046
5,883,960      Government National Mortgage Association,
                  5.5%, 10/15/34                                  5,942,770
1,487,331      Government National Mortgage Association,
                  5.5%, 1/15/35                                   1,502,268
  105,227      Government National Mortgage Association,
                  6.0%, 1/15/11                                     108,448

28    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                            Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
  146,969      Government National Mortgage Association,
                  6.0%, 4/15/13                                $    152,606
   22,619      Government National Mortgage Association,
                  6.0%, 6/15/13                                      23,486
  522,072      Government National Mortgage Association,
                  6.0%, 12/15/13                                    542,095
1,024,571      Government National Mortgage Association,
                  6.0%, 1/15/14                                   1,063,866
  694,193      Government National Mortgage Association,
                  6.0%, 4/15/14                                     720,817
   26,320      Government National Mortgage Association,
                  6.0%, 7/15/14                                      27,329
   31,616      Government National Mortgage Association,
                  6.0%, 5/15/16                                      32,802
    5,088      Government National Mortgage Association,
                  6.0%, 8/15/16                                       5,279
  309,822      Government National Mortgage Association,
                  6.0%, 11/15/16                                    321,440
1,412,271      Government National Mortgage Association,
                  6.0%, 1/15/17                                   1,465,146
   31,898      Government National Mortgage Association,
                  6.0%, 3/15/17                                      33,092
3,112,695      Government National Mortgage Association,
                  6.0%, 6/15/17                                   3,229,234
2,291,073      Government National Mortgage Association,
                  6.0%, 7/15/17                                   2,376,851
  104,399      Government National Mortgage Association,
                  6.0%, 2/15/18                                     108,313
  137,132      Government National Mortgage Association,
                  6.0%, 11/15/18                                    142,273
  957,243      Government National Mortgage Association,
                  6.0%, 9/15/19                                     992,968
  867,509      Government National Mortgage Association,
                  6.0%, 5/20/32                                     891,693
1,701,351      Government National Mortgage Association,
                  6.0%, 8/15/32                                   1,752,316

The accompanying notes are an integral part of these financial statements.   29

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                           Value
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
1,589,043     Government National Mortgage Association,
                  6.0%, 1/15/33                                $  1,634,044
2,137,599     Government National Mortgage Association,
                  6.0% 2/15/33                                    2,168,136
1,429,083     Government National Mortgage Association,
                  6.0%, 3/15/33                                   1,469,553
2,009,270     Government National Mortgage Association,
                  6.0%, 5/15/33                                   2,066,172
1,998,727     Government National Mortgage Association,
                  6.0%, 6/15/33                                   2,055,331
1,084,318     Government National Mortgage Association,
                  6.0%, 6/18/33                                   1,115,026
2,901,502     Government National Mortgage Association,
                  6.0%, 7/15/33                                   2,983,673
1,625,874     Government National Mortgage Association,
                  6.0%, 9/15/33                                   1,671,919
2,014,936     Government National Mortgage Association,
                  6.0%, 10/15/33                                  2,071,998
1,555,843     Government National Mortgage Association,
                  6.0%, 10/20/33                                  1,602,794
2,365,107     Government National Mortgage Association,
                  6.0%, 11/15/33                                  2,432,087
5,319,933     Government National Mortgage Association,
                  6.0%, 11/20/33                                  5,462,289
  776,098     Government National Mortgage Association,
                  6.0%, 1/15/34                                     797,917
3,605,962     Government National Mortgage Association,
                  6.0%, 8/15/34                                   3,710,935
    2,706     Government National Mortgage Association,
                  6.5%, 1/20/28                                       2,824
   44,146     Government National Mortgage Association,
                  6.5%, 1/15/29                                      46,185
   18,939     Government National Mortgage Association,
                  6.5%, 5/15/29                                      19,824
  122,975     Government National Mortgage Association,
                  6.5%, 10/15/31                                    128,596

30    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                            Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
  326,199      Government National Mortgage Association,
                  6.5%, 11/15/31                               $    341,112
    4,320      Government National Mortgage Association,
                  6.5%, 12/15/31                                      4,518
   63,087      Government National Mortgage Association,
                  6.5%, 2/15/32                                      65,971
   35,385      Government National Mortgage Association,
                  6.5%, 3/15/32                                      37,003
  232,531      Government National Mortgage Association,
                  6.5%, 5/15/32                                     243,166
   57,831      Government National Mortgage Association,
                  6.5%, 6/15/32                                      60,475
  212,793      Government National Mortgage Association,
                  6.5%, 7/15/32                                     222,525
  332,505      Government National Mortgage Association,
                  6.5%, 8/15/32                                     347,708
  793,801      Government National Mortgage Association,
                  6.5%, 9/15/32                                     830,103
  104,034      Government National Mortgage Association,
                  6.5%, 10/15/32                                    108,792
  875,327      Government National Mortgage Association,
                  6.5%, 11/15/32                                    915,346
   50,608      Government National Mortgage Association,
                  6.5%, 1/15/33                                      52,882
1,021,948      Government National Mortgage Association,
                  6.5%, 5/15/33                                   1,067,863
   54,229      Government National Mortgage Association,
                  7.0%, 8/15/29                                      57,406
    6,362      Government National Mortgage Association,
                  7.0%, 5/15/29                                       6,734
    3,888      Government National Mortgage Association,
                  7.0%, 6/15/29                                       4,116
   18,019      Government National Mortgage Association,
                  7.0%, 6/15/31                                      19,052
    2,204      Government National Mortgage Association,
                  7.5%, 8/15/29                                       2,364

The accompanying notes are an integral part of these financial statements.   31

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                               Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
     5,560     Government National Mortgage Association,
                  8.0%, 12/15/29                               $      5,995
    18,597     Government National Mortgage Association I,
                  7.0%, 5/15/31                                      19,663
    39,424     Government National Mortgage Association II,
                  7.0%, 1/20/29                                      41,584
 2,100,000     U.S. Treasury Bonds, 5.25%, 11/15/28               2,208,529
 4,225,000     U.S. Treasury Notes, 4.25%, 11/15/14               4,137,696
 3,300,000     U.S. Treasury Notes, 5.25%, 2/15/29                3,474,926
 6,950,000     U.S. Treasury Notes, 5.375%, 2/15/31               7,574,687
15,975,000     U.S. Treasury Strip, 0.0%, 2/15/11                12,450,627
                                                               ------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $200,232,953)                             $199,544,014
                                                               ------------


32    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                         Value
                                   FOREIGN GOVERNMENT BONDS - 10.8%
ITL  7,120,000,000   B+/B1         Banco Nac De Desen Econo, 8.0%, 4/28/10        $  4,843,059
         2,000,000   B+/B1         Federal Republic of Brazil, 7.875%, 3/7/15        1,900,000
         1,050,000   B+/B1         Federal Republic of Brazil, 10.25%, 6/17/13       1,141,875
CAD      1,444,000   AAA/Aaa       Government of Canada, 4.25%, 9/1/08               1,219,598
CAD      5,400,000   AAA/Aaa       Government of Canada, 4.25%, 9/1/09               4,552,701
CAD      5,140,000   AAA/Aaa       Government of Canada, 5.25%, 6/1/12               4,531,288
EURO     3,847,000   AAA/Aaa       Government of France, 3.0%, 7/25/09               6,003,623
SEK     23,365,000   TSY/Aaa       Government of Sweden, 8.0%, 8/15/07               3,714,463
SEK     51,840,000   TSY/Aaa       Government of Sweden, 5.25%, 3/15/11              8,085,131
SEK     28,645,000   TSY/Aaa       Government of Sweden, 5.5%, 10/08/12              4,579,376
NOK     61,143,000   TSY/Aaa       Norwegian Government, 6.75%, 1/15/07             10,330,657
NOK     24,450,000   AAA/Aaa       Norwegian Government, 5.5%, 5/15/09               4,175,874
AUD      5,344,000   AA/Aa2        Ontario Province, 5.5%, 4/23/13                   3,978,193
AUD      6,780,000   NR/Aaa        Queensland Treasury, 6.0%, 8/14/13                5,290,893
EURO     7,664,695   BB+/Ba2       Republic of Columbia, 9.75%, 4/9/11               8,431,164
         3,170,000   BB/Ba1        Republic of Panama, 7.25%, 3/15/15                3,146,225
EURO     2,415,000   BB-/Ba3       Republic of Peru, 8.375%, 5/3/16                  2,511,600
EURO       800,000   BB/Ba3        Republic of Peru, 9.125%, 2/21/12                   900,000
EURO     1,960,000   BB-/Ba3       Republic of Peru, 9.875%, 2/6/15                  2,263,800
DEM      1,320,000   BBB/Baa2      United Mexican States, 8.25%, 2/24/09             1,004,237
                                                                                  ------------
                                   TOTAL FOREIGN GOVERNMENT BONDS
                                   (Cost $74,097,255)                             $ 82,603,757
                                                                                  ------------
                                   SUPRANATIONAL BONDS - 0.1%
                                   Banks - 0.1%
AUD   1,000,000      AAA/Aaa       Council of Europe, 5.5%, 1/18/12               $    752,586
                                                                                  ------------
                                   Total Banks                                    $    752,586
                                                                                  ------------
                                   TOTAL SUPRANATIONAL BONDS
                                   (Cost $665,122)                                $    752,586
                                                                                  ------------
                                   MUNICIPAL BONDS - 1.9%
                                   Government - 1.4%
1,575,000            BBB/Baa3      Golden State Tobacco, 6.75%, 6/1/39            $  1,660,601
  745,000            B/Caa2        New Jersey Economic Development Authority,
                                      6.25%, 9/15/29                                   573,941
2,450,000            B/Caa2        New Jersey Economic Development Authority,
                                      7.0%, 11/15/30                                 2,111,410

The accompanying notes are an integral part of these financial statements.   33

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                          Value
                             MUNICIPAL BONDS (continued)
 1,075,000     BBB/Baa3      Tobacco Settlement Financing Corp.,
                                7.0%, 6/1/41                                 $  1,151,368
 2,800,000     BBB/Baa3      Tobacco Settlement Authority Washington,
                                6.625%, 6/1/32                                  2,894,975
 2,450,000     NR/NR         Wayne Charter County Michigan, 6.75%,
                                12/1/15                                         2,135,543
                                                                             ------------
                             Total Government                                $ 10,527,838
                                                                             ------------
                             Tobacco - 0.5%
 1,895,000     BBB/Baa3      Tobacco Settlement Financing Corp.,
                                6.25%, 6/1/42                                $  1,904,570
 2,200,000     BBB/Baa3      Tobacco Settlement Financing Corp.,
                                6.25%, 6/1/43                                   2,217,930
                                                                             ------------
                             Total Tobacco                                   $  4,122,500
                                                                             ------------
                             TOTAL MUNICIPAL BONDS
                             (Cost $12,803,995)                              $ 14,650,338
                                                                             ------------
                             FLOATING RATE NOTE - 0.0%
   100,000     AAA/Aaa       KFW International Finance, 5.25%, 8/1/05        $    130,794
                                                                             ------------
                             TOTAL FLOATING RATE NOTE
                             (Cost $91,316)                                  $    130,794
                                                                             ------------
                             TEMPORARY CASH INVESTMENTS - 3.4%
                             Repurchase Agreement - 1.6%
12,000,000                   UBS Warburg, 2.4%, dated 3/31/05, repurchase
                             price of $12,000,000 plus accrued interest on
                             4/1/05, collateralized by $7,396,000 U.S.
                             Treasury Bill, 2.66%, 6/23/05                   $ 12,000,000
                                                                             ------------
                             Security Lending Collateral - 1.8%
14,086,829                   Securities Lending Investment Fund, 2.74%       $ 14,086,829
                                                                             ------------
                             TOTAL TEMPORARY CASH INVESTMENTS
                             (Cost $26,086,829)                              $ 26,086,829
                                                                             ------------
                             TOTAL INVESTMENTS IN SECURITIES - 98.7%
                             (Cost $738,573,916) (a)                         $756,730,252
                                                                             ------------
                             OTHER ASSETS AND LIABILITIES - 1.3%             $  9,878,018
                                                                             ------------
                             TOTAL NET ASSETS - 100.0%                       $766,608,270
                                                                             ============

34    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*    Non-income producing security.

N/R  Not rated by either S&P or Moody's

TSY  Treasury Security

144 A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2005, the value of these securities amounted to $187,580,075 or 24.5% of total net assets.


(a) At March 31, 2005, the net unrealized loss on investments, based on cost for federal income tax purposes of $738,600,135 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                                                $27,517,101

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                                 (9,386,984)
                                                                                             -----------
    Net unrealized gain                                                                      $18,130,117
                                                                                             ===========

(b)  At March 31, 2005, the following securities were out on loan:

                                                                         Market
      Shares        Security                                              Value
      1,309,750     Abitibi-Consolidated, Inc., 6.0%, 6/20/13     $ 1,132,934
      1,197,000     AMR Corp., 9.0%, 8/1/12                           903,735
         45,000     Duane Reade, Inc., 9.75%, 8/1/11                   39,600
      1,000,000     JLG Industries, Inc., 8.375%, 6/15/12           1,065,000
      1,139,250     Northwest Airlines, Inc., 9.875%, 3/15/07         848,741
        950,000     Northwest Airlines, Inc., 10.0%, 2/1/09            593750
      3,885,500     Shaw Group, Inc., 10.75%, 3/15/10               4,215,768
      1,662,500     Toys R Us, 7.875%, 4/15/13                      1,483,781
      3,320,500     United Rentals NA, Inc., 7.75%, 11/15/13        3,220,885
                                                                  -----------
                    Total                                         $13,504,194
                                                                  ===========

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2005 were:

                                 Purchases           Sales
Long-Term U.S. Government      $127,023,397      $ 40,883,061
Other Long-term Securities     $234,610,138      $153,696,687

Note: Principal amounts are denominated in US dollars unless otherwise denoted.

AUD  Australian dollar.             EURO  Euro dollar.
CAD  Canadian Dollar.               ITL   Italian Lira.
DEM  Deutsche Marks.                NZD   New Zealand dollar.
DKK  Danish kroner.                 SEK   Swedish Krona.


The accompanying notes are an integral part of these financial statements.   35

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $13,504,194) and (cost $738,573,916)                                 $756,730,252
  Cash                                                                     2,199,102
  Foreign currencies, at value (cost $10,900,512)                         10,779,762
  Receivables -
     Investment securities sold                                               99,345
     Fund shares sold                                                      6,125,630
     Interest                                                             11,428,847
     Forward foreign currency positional hedge contracts - net               158,386
  Other                                                                        7,364
                                                                        ------------
       Total assets                                                     $787,528,688
                                                                        ------------
LIABILITIES:
  Payables -
     Investment securities purchased                                    $  2,407,904
     Fund shares repurchased                                               2,242,704
     Dividends                                                             1,145,711
     Upon return of securities loaned                                     14,086,829
  Due to affiliates                                                          977,183
  Accrued expenses                                                            60,087
                                                                        ------------
       Total liabilities                                                $ 20,920,418
                                                                        ------------
NET ASSETS:
  Paid-in capital                                                       $738,551,904
  Distribution in excess of net investment income                           (193,414)
  Accumulated net realized gain on investments and foreign
   currency transactions                                                  10,040,927
  Net unrealized gain on investments                                      18,156,336
  Net unrealized gain on forward foreign currency contracts and
   other assets and liabilities denominated in foreign currencies             52,517
                                                                        ------------
       Total net assets                                                 $766,608,270
                                                                        ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $336,101,153/31,828,213 shares)                     $      10.56
                                                                        ============
  Class B (based on $109,082,635/10,480,920 shares)                     $      10.41
                                                                        ============
  Class C (based on $295,356,781/28,529,164 shares)                     $      10.35
                                                                        ============
  Class R (based on $16,880,118/1,572,842 shares)                       $      10.73
                                                                        ============
  Class Y (based on $9,187,583/869,093 shares)                          $      10.57
                                                                        ============
MAXIMUM OFFERING PRICE:
  Class A ($10.56 [divided by] 95.50%)                                  $      11.06
                                                                        ============

36    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/05


INVESTMENT INCOME:
  Interest (net foreign taxes withheld of $11,200)            $ 21,838,126
  Income from securities loaned, net                                70,320
                                                              ------------
     Total investment income                                                   $ 21,908,446
                                                                               ------------
EXPENSES:
  Management fees                                             $  2,043,921
  Transfer agent fees and expenses
   Class A                                                         219,603
   Class B                                                         103,258
   Class C                                                         201,370
   Class R                                                           4,150
   Class Y                                                             102
  Distribution fees
   Class A                                                         369,725
   Class B                                                         510,628
   Class C                                                       1,338,750
   Class R                                                          24,815
  Administrative reimbursements                                     83,892
  Custodian fees                                                    25,910
  Registration fees                                                 98,627
  Professional fees                                                 39,281
  Printing expense                                                  25,529
  Fees and expenses of nonaffiliated trustees                        8,410
  Miscellaneous                                                     13,746
                                                              ------------
     Total expenses                                                            $  5,111,717
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                                (20,282)
     Less fees paid indirectly                                                       (4,169)
                                                                               ------------
     Net expenses                                                              $  5,087,266
                                                                               ------------
       Net investment income                                                   $ 16,821,180
                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                $ 10,890,701
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                (473,741)    $ 10,416,960
                                                              ------------     ------------
  Change in net unrealized gain (loss) on:
   Investments                                                $ (5,335,562)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies             142,786     $ (5,192,776)
                                                              ------------     ------------
     Net gain on investments and foreign currency
       transactions                                                            $  5,224,184
                                                                               ------------
     Net increase in net assets resulting from operations                      $ 22,045,364
                                                                               ============

The accompanying notes are an integral part of these financial statements.   37

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/05 and the Year Ended 9/30/04, respectively


                                                             Six Months
                                                               Ended
                                                              3/31/05            Year Ended
                                                            (unaudited)           9/30/04
FROM OPERATIONS:
  Net investment income                                  $ 16,821,180        $ 23,905,385
  Net realized gain on investments and foreign
    currency transactions                                  10,416,960           8,945,038
  Change in net unrealized gain (loss) on investments
    and foreign currency transactions                      (5,192,776)          8,544,641
                                                         ------------        ------------
   Net increase in net assets resulting from
     operations                                          $ 22,045,364        $ 41,395,064
                                                         ------------        ------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
   Class A ($0.34 and $0.58 per share, respectively)     $ (9,333,208)       $(10,431,412)
   Class B ($0.29 and $0.50 per share, respectively)       (2,842,539)         (4,305,875)
   Class C ($0.30 and $0.51 per share, respectively)       (7,519,186)        (10,219,238)
   Class R ($0.34 and $0.57 per share, respectively)         (287,819)            (95,759)
   Class Y ($0.36 and $0.04 per share, respectively)         (209,732)                (61)
  Net realized gain:
   Class A ($0.10 and $0.09 per share, respectively)     $ (2,440,522)       $ (1,268,377)
   Class B ($0.10 and $0.09 per share, respectively)         (907,807)           (767,774)
   Class C ($0.10 and $0.09 per share, respectively)       (2,282,335)         (1,670,721)
   Class R ($0.10 and $0.09 per share, respectively)          (59,790)             (2,150)
   Class Y ($0.10 and $0.00 per share, respectively)          (55,633)                  -
                                                         ------------        ------------
     Total distributions to shareowners                  $(25,938,571)       $(28,761,367)
                                                         ------------        ------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                       $298,810,567        $355,748,089
  Reinvestment of distributions                            16,761,639          16,820,462
  Cost of shares repurchased                             (119,705,311)       (161,920,317)
                                                         ------------        ------------
   Net increase in net assets resulting from
     Fund share transactions                             $195,866,895        $210,648,234
                                                         ------------        ------------
   Net increase in net assets                            $191,973,688        $223,281,931
NET ASSETS:
  Beginning of period                                     574,634,582         351,352,651
                                                         ------------        ------------
  End of period (distributions in excess of net
    investment income of ($193,414) and
    $3,177,891, respectively)                            $766,608,270        $574,634,582
                                                         ============        ============

38    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS    (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/05 and the Year Ended 9/30/04


                                     '05 Shares        '05 Amount        '04 Shares        '04 Amount
                                    (unaudited)       (unaudited)
CLASS A
Shares sold                       14,224,638       $152,857,526       18,254,312        $189,503,517
Reinvestment of distributions        861,414          9,249,047          830,745           8,610,647
Less shares repurchased           (6,111,170)       (65,517,544)      (7,669,563)        (79,034,640)
                                  ----------        ------------      ----------        -------------
   Net increase                    8,974,882        $96,589,029       11,415,494        $119,079,524
                                  ==========        ============      ==========        =============
CLASS B
Shares sold                        2,313,279        $24,489,786        3,255,324        $ 33,308,276
Reinvestment of distributions        178,499          1,890,091          228,532           2,332,742
Less shares repurchased           (1,275,898)       (13,501,343)      (1,860,054)        (19,022,843)
                                  ----------        ------------      ----------        -------------
   Net increase                    1,215,880        $12,878,534        1,623,802        $ 16,618,175
                                  ==========        ===========       ==========        =============
CLASS C
Shares sold                        9,330,893        $98,294,529       12,650,143        $128,937,371
Reinvestment of distributions        504,775          5,315,555          570,146           5,792,350
Less shares repurchased           (3,786,004)       (39,802,910)      (6,243,075)        (63,389,708)
                                  ----------        ------------      ----------        -------------
   Net increase                    6,049,664        $63,807,174        6,977,214        $ 71,340,013
                                  ==========        ============      ==========        =============
CLASS R
Shares sold                        1,271,658        $13,888,748          366,173        $  3,879,298
Reinvestment of distributions         28,153            306,933            8,031              84,723
Less shares repurchased              (73,376)          (801,286)         (44,685)           (473,126)
                                  ----------        ------------      ----------        -------------
   Net increase                    1,226,435        $13,394,395          329,519        $  3,490,895
                                  ==========        ============      ==========        =============
CLASS Y (a)
Shares sold                          865,414        $ 9,279,978           11,335        $    119,627
Reinvestment of distributions              1                 13                -                   -
Less shares repurchased               (7,657)           (82,228)               -                   -
                                  ----------        ------------      ----------        -------------
   Net increase                      857,758        $ 9,197,763           11,335        $    119,627
                                  ==========        ============      ==========        =============

(a)  Class Y shares were first publicly offered on September 10, 2004.

The accompanying notes are an integral part of these financial statements.   39

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended
                                                                 3/31/05      Year Ended
                                                               (unaudited)      9/30/04
CLASS A
Net asset value, beginning of period                            $ 10.56        $  10.27
                                                                -------        --------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.28        $   0.55
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    0.16            0.41
                                                                -------        --------
   Net increase from investment operations                      $  0.44        $   0.96
Distributions to shareowners:
 Net investment income                                            (0.34)          (0.58)
 Net realized gain                                                (0.10)          (0.09)
 Tax return of capital                                                -               -
                                                                -------        --------
Net increase (decrease) in net asset value                      $     -        $   0.29
                                                                -------        --------
Net asset value, end of period                                  $ 10.56        $  10.56
                                                                =======        =========
Total return*                                                      4.14%           9.75%
Ratio of net expenses to average net assets+                       1.08%**         1.08%
Ratio of net investment income to average net assets+              5.35%**         5.42%
Portfolio turnover rate                                              60%**           48%
Net assets, end of period (in thousands)                        $336,101       $241,409
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.08%**         1.17%
 Net investment income                                             5.34%**         5.32%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.08%**         1.08%
 Net investment income                                             5.35%**         5.42%

                                                              Year Ended   Year Ended   Year Ended   Year Ended
                                                                9/30/03      9/30/02      9/30/01     9/30/00
CLASS A
Net asset value, beginning of period                           $   8.95     $  8.89      $  9.12      $  9.52
                                                               --------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.59     $  0.66      $  0.75      $  0.75
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    1.32        0.05        (0.26)       (0.39)
                                                               --------     -------      -------      -------
   Net increase from investment operations                     $   1.91     $  0.71      $  0.49      $  0.36
Distributions to shareowners:
 Net investment income                                            (0.59)      (0.65)       (0.65)       (0.76)
 Net realized gain                                                    -           -            -            -
 Tax return of capital                                                -           -        (0.07)           -
                                                               --------     -------      -------      -------
Net increase (decrease) in net asset value                     $   1.32     $  0.06      $ (0.23)     $ (0.40)
                                                               --------     -------      -------      -------
Net asset value, end of period                                 $  10.27     $  8.95      $  8.89      $  9.12
                                                               ========     =======      =======      ========
Total return*                                                     21.95%       8.08%        5.47%        3.93%
Ratio of net expenses to average net assets+                       1.00%       0.94%        0.77%        0.80%
Ratio of net investment income to average net assets+              5.98%       7.14%        8.11%        8.06%
Portfolio turnover rate                                              55%         34%          44%          74%
Net assets, end of period (in thousands)                       $117,499     $31,815      $ 9,697      $ 9,007
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.33%       1.92%        2.19%        2.23%
 Net investment income                                             5.65%       6.18%        6.69%        6.63%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.00%       0.94%        0.75%        0.75%
 Net investment income                                             5.98%       7.16%        8.13%        8.11%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
40

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                  Ended
                                                                 3/31/05      Year Ended
CLASS B                                                       (unaudited)      9/30/04
Net asset value, beginning of period                            $ 10.41        $ 10.13
                                                                -------        -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.24        $  0.47
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    0.15           0.40
                                                                -------        -------
   Net increase from investment operations                      $  0.39        $  0.87
Distributions to shareowners:
 Net investment income                                            (0.29)         (0.50)
 Net realized gain                                                (0.10)         (0.09)
 Tax return of capital                                                -              -
                                                                -------        -------
Net increase (decrease) in net asset value                      $     -        $  0.28
                                                                -------        -------
Net asset value, end of period                                  $ 10.41        $ 10.41
                                                                =======        ========
Total return*                                                      3.75%          8.87%
Ratio of net expenses to average net assets+                       1.89%**        1.85%
Ratio of net investment income to average net assets+              4.57%**        4.62%
Portfolio turnover rate                                              60%**          48%
Net assets, end of period (in thousands)                        $109,083       $96,481
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.89%**        1.96%
 Net investment income                                             4.57%**        4.51%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.89%**        1.85%
 Net investment income                                             4.57%**        4.62%

                                                             Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                        9/30/03      9/30/02      9/30/01      9/30/00
Net asset value, beginning of period                           $  8.86      $  8.85      $  9.11     $   9.56
                                                               -------      -------      -------    ---------
Increase (decrease) from investment operations:
 Net investment income                                         $  0.56      $  0.60      $  0.70     $   0.68
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   1.25         0.03        (0.26)       (0.40)
                                                               -------      -------      -------    ---------
   Net increase from investment operations                     $  1.81      $  0.63      $  0.44     $   0.28
Distributions to shareowners:
 Net investment income                                           (0.54)       (0.62)       (0.63)       (0.73)
 Net realized gain                                                   -            -            -            -
 Tax return of capital                                               -            -        (0.07)           -
                                                               -------      -------      -------    ---------
Net increase (decrease) in net asset value                     $  1.27      $  0.01      $ (0.26)    $  (0.45)
                                                               -------      -------      -------    ---------
Net asset value, end of period                                 $ 10.13      $  8.86      $  8.85     $   9.11
                                                               =======      =======      =======    ==========
Total return*                                                    20.98%        7.19%        4.85%        3.05%
Ratio of net expenses to average net assets+                      1.76%        1.74%        1.43%        1.52%
Ratio of net investment income to average net assets+             5.23%        6.36%        7.44%        7.31%
Portfolio turnover rate                                             55%          34%          44%          74%
Net assets, end of period (in thousands)                       $77,392      $19,601      $ 7,294     $  6,826
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.09%        2.70%        2.85%        2.96%
 Net investment income                                            4.90%        5.38%        6.02%        5.87%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.76%        1.73%        1.41%        1.47%
 Net investment income                                            5.23%        6.35%        7.46%        7.36%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended
                                                                    3/31/05      Year Ended
                                                                  (unaudited)      9/30/04
CLASS C
Net asset value, beginning of period                               $ 10.36        $  10.08
                                                                   -------        --------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.24        $   0.47
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       0.15            0.41
                                                                   -------        --------
   Net increase from investment operations                         $  0.39        $   0.88
Distributions to shareowners:
 Net investment income                                               (0.30)          (0.51)
 Net realized gain                                                   (0.10)          (0.09)
 Tax return of capital                                                   -               -
                                                                   -------        --------
Net increase (decrease) in net asset value                         $ (0.01)       $   0.28
                                                                   -------        --------
Net asset value, end of period                                     $ 10.35        $  10.36
                                                                   =======        ========
Total return*                                                         3.69%           9.00%
Ratio of net expenses to average net assets+                          1.83%**         1.79%
Ratio of net investment income to average net assets+                 4.60%**         4.68%
Portfolio turnover rate                                                 60%**           48%
Net assets, end of period (in thousands)                           $295,357       $232,903
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         1.84%**         1.89%
 Net investment income                                                4.59%**         4.58%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.83%**         1.79%
 Net investment income                                                4.60%**         4.68%

                                                                 Year Ended   Year Ended   Year Ended   Year Ended
                                                                   9/30/03      9/30/02      9/30/01     9/30/00
CLASS C
Net asset value, beginning of period                              $   8.83     $  8.82      $  9.06      $  9.52
                                                                  --------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                            $   0.54     $  0.61      $  0.79      $  0.62
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       1.25        0.02        (0.35)       (0.36)
                                                                  --------     -------      -------      -------
   Net increase from investment operations                        $   1.79     $  0.63      $  0.44      $  0.26
Distributions to shareowners:
 Net investment income                                               (0.54)      (0.62)       (0.61)       (0.72)
 Net realized gain                                                       -           -            -            -
 Tax return of capital                                                   -           -        (0.07)           -
                                                                  --------     -------      -------      -------
Net increase (decrease) in net asset value                        $   1.25     $  0.01      $ (0.24)     $ (0.46)
                                                                  --------     -------      -------      -------
Net asset value, end of period                                    $  10.08     $  8.83      $  8.82      $  9.06
                                                                  ========     =======      =======      ========
Total return*                                                        20.84%       7.22%        4.93%        2.82%
Ratio of net expenses to average net assets+                          1.70%       1.78%        1.34%        1.80%
Ratio of net investment income to average net assets+                 5.10%       6.13%        7.45%        6.97%
Portfolio turnover rate                                                 55%         34%          44%          74%
Net assets, end of period (in thousands)                          $156,285     $19,165      $ 1,724      $   793
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         2.02%       2.73%        2.63%        3.24%
 Net investment income                                                4.78%       5.16%        6.16%        5.53%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.70%       1.75%        1.31%        1.75%
 Net investment income                                                5.10%       6.15%        7.48%        7.02%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
42

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months
                                                        Ended                          4/1/03 (a)
                                                       3/31/05        Year Ended           to
                                                     (unaudited)        9/30/04         9/30/03
CLASS R
Net asset value, beginning of period                  $ 10.74          $ 10.45         $  9.78
                                                      -------          -------         -------
Increase from investment operations:
  Net investment income                               $  0.26          $  0.53         $  0.28
  Net realized and unrealized gain on investments
   and foreign currency transactions                     0.17             0.42            0.67
                                                      -------          -------         -------
     Net increase from investment operations          $  0.43          $  0.95         $  0.95
Distributions to shareowners:
  Net investment income                                 (0.34)           (0.57)          (0.28)
  Net realized gain                                     (0.10)           (0.09)              -
                                                      -------          -------         -------
Net increase (decrease) in net asset value            $ (0.01)         $  0.29         $  0.67
                                                      -------          -------         -------
Net asset value, end of period                        $ 10.73          $ 10.74         $ 10.45
                                                      =======          =======         =======
Total return*                                            3.98%            9.46%           9.83%
Ratio of net expenses to average net assets+             1.30%**          1.26%           1.06%**
Ratio of net investment income to average net
  assets+                                                5.04%**          5.33%           4.75%**
Portfolio turnover rate                                    60%**            48%             55%
Net assets, end of period (in thousands)              $16,880          $ 3,721         $   176
Ratios with no waiver of management fees by PIM
  and no reduction for fees paid indirectly:
  Net expenses                                           1.31%**          1.33%           1.36%**
  Net investment income                                  5.03%**          5.26%           4.45%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                           1.30%**          1.26%           1.06%**
  Net investment income                                  5.04%**          5.33%           4.75%**

(a) Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
FINANCIAL HIGHLIGHTS

                                                            Six Months
                                                              Ended        9/10/04 (a)
                                                             3/31/05           to
                                                           (unaudited)       9/30/04
CLASS Y
Net asset value, beginning of period                        $ 10.57         $ 10.47
                                                            -------         -------
Increase from investment operations:
  Net investment income                                     $  0.27         $  0.04
  Net realized and unrealized gain on investments
   and foreign currency transactions                           0.19            0.10
                                                            -------         -------
     Net increase from investment operations                $  0.46         $  0.14
Distributions to shareowners:
  Net investment income                                       (0.36)          (0.04)
  Net realized gain                                           (0.10)              -
                                                            -------         -------
Net increase in net asset value                             $     -         $  0.10
                                                            -------         -------
Net asset value, end of period                              $ 10.57         $ 10.57
                                                            =======         =======
Total return*                                                  4.29%           1.30%
Ratio of net expenses to average net assets+                   0.70%**         0.33%**
Ratio of net investment income to average net assets+          5.77%**         8.36%**
Portfolio turnover rate                                          60%**           48%
Net assets, end of period (in thousands)                    $ 9,188         $   120
Ratios with no waiver of management fees by PIM
  and no reduction for fees paid indirectly:
  Net expenses                                                 0.70%**         0.99%**
  Net investment income                                        5.77%**         7.70%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                 0.70%**         0.33%**
  Net investment income                                        5.77%**         8.36%**

(a) Class Y was first publicly offered on September 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.
44

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Strategic Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R Shares were first publicly offered April 1, 2003. Class Y shares were first publicly offered September 10, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no readily available market

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)                  (continued)
--------------------------------------------------------------------------------

   quotations are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. As of March 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Fund invests in below investment grade debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund's investments in foreign markets or countries with limited developing markets may also subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).


D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)                  (continued)
--------------------------------------------------------------------------------

   The tax character of current year distributions will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended September 30, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                         2004
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                                                  $27,340,292
   Long-term capital gain                                             1,421,075
                                                                    -----------
                                                                    $28,761,367
   Return of capital                                                          -
                                                                    -----------
    Total                                                           $28,761,367
                                                                    ===========
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at September 30, 2004.

--------------------------------------------------------------------------------
                                                                         2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $ 3,680,248
  Undistributed long-term gain                                        4,769,262
  Unrealized appreciation                                            23,500,063
                                                                    -----------
    Total                                                           $31,949,573
                                                                    ===========
--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is primary attributable to the tax deferral of losses on wash sales, interest on defaulted bonds and the mark to market of forward currency contracts.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $108,260 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2005.

F. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares

48
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   of the Fund, respectively (See Notes 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or sub custodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H. Security Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)                  (continued)
--------------------------------------------------------------------------------

   during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Effective February 1, 2004, management fees are calculated daily at the annual rate of 0.60% on the first $1 billion of the Fund's average daily net assets, 0.55% on the next $9 billion and 0.50% on average daily net assets over $10 billion. Prior to February 1, 2004, the management fees were calculated at an annual rate of 0.75% on the Fund's average daily net assets up to $100 million; 0.70% of the next $400 million; 0.65% of the next $500 million; and 0.60% on net assets over $1 billion.

Through February 1, 2006, PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.10% of the average daily net assets attributable to Class A shares; the portion of Fund-wide expenses attributable to Class B, Class C, Class R and Class Y shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2005, $427,456 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $79,037 in transfer agent fees payable to PIMSS at March 31, 2005.

50
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Distribution and Service Plans
The Fund adopted Plans of Distribution with respect to each class of shares except Class Y shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $470,690 in distribution fees payable to PFD at March 31, 2005. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2005, CDSCs in the amount of $123,094 were paid to PFD.

                                                                              51
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)                  (continued)
--------------------------------------------------------------------------------

5. Expense Offset and Agreements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2005, the Fund's expenses were reduced by $4,169 under such arrangements.

6. Forward Foreign Currency Contracts
At March 31, 2005, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. Open Portfolio hedges at March 31, 2005 were as follows:

------------------------------------------------------------------------------------------
                   Net                                                             Net
               Contracts to      In Exchange      Settlement                    Unrealized
Currency    (deliver)/receive        For            Date          Value        Gain (loss)
---------- -------------------  ------------      ----------    ------------   -----------
  AUD           (9,100,000)     $ (7,018,111)        5/9/05     $ (6,947,850)    $(70,261)
  EUR           (4,475,000)     $ (5,802,119)       4/11/05     $ (6,004,734)    $202,615
  EUR           (2,950,000)     $ (3,825,120)       4/14/05     $ (3,897,553)    $ 72,432
  EUR          (10,000,000)     $(12,970,900)       4/29/05     $(12,924,500)    $(46,400)
                                                                                 --------
                                                                                 $158,386
                                                                                 ========
------------------------------------------------------------------------------------------

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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES
IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES
IN APPROVING THE MANAGEMENT CONTRACT                               (continued)
--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.


54
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2004, the first quintile for the three years ended June 30, 2004, and was in the first quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES
IN APPROVING THE MANAGEMENT CONTRACT                               (continued)
--------------------------------------------------------------------------------

   also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee was in the third quintile for the 12 months ended June 30, 2004 relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to expense limitations) for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the second quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio was capped and thus subsidized at a level lower than that of most of the comparably-sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of the break point in the management fee, the Trustees concluded that any perceived on potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Osbert M. Hood, Executive
Mary K. Bush                               Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-62952 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our Internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The Prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.




(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.